Stock Options (Narrative) (Details)	1 Months Ended	3 Months Ended			9 Months Ended
	Feb. 11, 2025 Share $ / shares	Dec. 31, 2024 $ / shares shares	Dec. 31, 2024 USD ($) Share shares	Dec. 31, 2023 USD ($)	Dec. 31, 2024 $ / shares shares	Dec. 31, 2024 USD ($) Share shares	Dec. 31, 2023 USD ($)	May 14, 2019 shares	Mar. 09, 2016 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of stock options forfeited | Share			97,250			252,178
Exercise price of stock options forfeited | $ / shares		$ 4.72			$ 8.14
Share-based payments | $			$ 135,677	$ 259,188		$ 833,575	$ 1,377,885
2023 Equity Incentive Plan (the "2023 Plan") [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of stock options available for issuance in share based arrangement		708,633	708,633		708,633	708,633
Number of performance based awards available for issuance in share based arrangement		2,499,116	2,499,116		2,499,116	2,499,116
2022 Equity Incentive Plan (the "2022 Plan") [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of stock options available for issuance in share based arrangement		708,633	708,633		708,633	708,633
Number of performance based awards available for issuance in share based arrangement		2,499,116	2,499,116		2,499,116	2,499,116
Rolling Stock Option Plan (the "2019 Plan") [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of common shares available for issuance in share based arrangement								2,129,999
Fixed Stock Option Plan (the "2016 Plan") [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of common shares available for issuance in share based arrangement									1,491,541
Events after reporting period [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of stock options forfeited | Share	300,355
Exercise price of stock options forfeited | $ / shares	$ 3.55